Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of detailed information about operating segments [Text Block]

(Millions of euros)	Construction	Toll Roads	Airports	Energy	Other	Adjustments	Total 2024
Revenue	7,234	1,256	91	270	520	-224	9,147
Other operating income	2	—	—	—	-1	—	1
Revenues and other operating income	7,236	1,256	91	270	519	-224	9,148
Total operating expenses	6,806	338	65	268	551	-222	7,806
Fixed asset depreciation	146	232	22	13	28	—	441
Impairment and disposal of fixed assets	—	151	2,025	—	32	—	2,208
Operating profit/(loss)	284	837	2,029	-11	-28	-2	3,109
Profit/(loss) on derivatives and other net financial income/(expense)	-34	-75	627	—	24	-3	539
Net financial income/(expense) from financing	150	-215	-2	-8	-193	3	-265
Net financial income/(expense)	116	-290	625	-8	-169	—	274
Share of profits of equity-accounted companies	—	226	8	—	4	—	238
Profit/(loss) before tax from continuing operations	400	773	2,662	-19	-193	-2	3,621
Income/(expense) tax	-142	-110	3	5	99	—	-145
Profit/(loss) net of tax from continuing operations	258	663	2,665	-14	-94	-2	3,476
Profit/(loss) net of tax from discontinued operations	—	—	—	—	14	—	14
Net profit/(loss)	258	663	2,665	-14	-80	-2	3,490
Net profit/(loss) for the year attributed to non-controlling interests	-68	-160	-23	—	—	—	-251
Net profit/(loss) for the year attributed to the parent company	190	503	2,642	-14	-80	-2	3,239

	Construction	Toll Roads	Airports	Energy	Other	Adjustments	Total 2023
Revenue	6,869	1,085	80	207	506	(233)	8,514
Other operating income	1	—	—	—	—	—	1
Revenues and other operating income	6,870	1,085	80	207	506	(233)	8,515
Total operating expenses	6,659	286	58	206	548	(233)	7,524
Fixed asset depreciation	134	213	20	9	26	(1)	401
Impairment and disposal of fixed assets	—	38	—	—	(2)	(1)	35
Operating profit/(loss)	77	624	2	(8)	(70)	—	625
Profit/(loss) on derivatives and other net financial income/(expense)	(31)	5	(12)	(1)	28	(2)	(13)
Net financial income/(expense) from financing	117	(224)	3	—	(114)	1	(217)
Net financial income/(expense)	86	(219)	(9)	(1)	(86)	(1)	(230)
Share of profits of equity-accounted companies	—	198	11	(1)	6	1	215
Profit/(loss) before tax from continuing operations	163	603	4	(10)	(150)	—	610
Income/(expense) tax	(65)	(55)	(20)	2	22	1	(115)
Profit/(loss) net of tax from continuing operations	98	548	(16)	(8)	(128)	1	495
Profit/(loss) net of tax from discontinued operations	—	—	—	—	17	(1)	16
Net profit/(loss)	98	548	(16)	(8)	(111)	—	511
Net profit/(loss) for the year attributed to non-controlling interests	(51)	(126)	7	—	—	—	(170)
Net profit/(loss) for the year attributed to the parent company	47	422	(9)	(8)	(111)	—	341

	Construction	Toll Roads	Airports	Energy	Other	Adjustments	Total 2022
Revenue	6,280	780	54	191	466	(220)	7,551
Other operating income	2	—	—	—	1	(1)	2
Revenues and other operating income	6,282	780	54	191	467	(221)	7,553
Total operating expenses	6,106	230	56	196	458	(221)	6,825
Fixed asset depreciation	107	159	7	8	18	—	299
Impairment and disposal of fixed assets	—	(3)	—	—	(3)	—	(6)
Operating profit/(loss)	69	388	(9)	(13)	(12)	—	423
Profit/(loss) on derivatives and other net financial income/(expense)	(34)	(109)	19	—	50	(1)	(75)
Net financial income/(expense) from financing	36	(240)	—	(4)	(35)	1	(242)
Net financial income/(expense)	2	(349)	19	(4)	15	—	(317)
Share of profits of equity-accounted companies	—	157	7	—	—	1	165
Profit/(loss) before tax from continuing operations	71	196	17	(17)	3	1	271
Income/(expense) tax	(6)	(39)	2	(2)	15	—	(30)
Profit/(loss) net of tax from continuing operations	65	157	19	(19)	18	1	241
Profit/(loss) net of tax from discontinued operations	—	—	—	—	64	—	64
Net profit/(loss)	65	157	19	(19)	82	1	305
Net profit/(loss) for the year attributed to non-controlling interests	(42)	(66)	(9)	—	—	—	(117)
Net profit/(loss) for the year attributed to the parent company	23	91	10	(19)	82	1	188